Short-Term Borrowings - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Pledged Financial Instruments, Not Separately Reported, Securities for Federal Home Loan Bank	$ 21,913	$ 24,900
FHLB Advances
Short-term Debt [Line Items]
Commercial real estate and residential mortgage loans pledged under blanket agreement	$ 1,646,226	$ 1,789,478